UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

FORM FOR SUBMISSION OF ELECTRONIC EXHIBITS FOR

ASSET-BACKED SECURITIES

Commission File Number of issuing entity:  333-274151-01

Central Index Key Number of Issuing entity:  0002145996

D2-Natixis Multifamily Mortgage Trust 2026-M1
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:  333-274151

Central Index Key Number of depositor:  0001693143

Natixis Commercial Mortgage Securities LLC
(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001542256

Natixis Real Estate Capital LLC
(Exact name of Sponsor as specified in its charter)

Robin Regan, Esq. (212) 891-6100
(Name and telephone number, including area code, of the person to contact in connection with this filing)

INFORMATION TO BE INCLUDED IN THIS FORM

Item 1. File an Asset Data File in accordance with Exhibit 601(b)(102) (17 CFR 229.601(b)(102)).

Item 2. File an Asset Related Document in accordance with Exhibit 601(b)(103) (17 CFR 229.601(b)(103)).

SIGNATURES

The depositor has duly caused this Form to be signed on its behalf by the undersigned hereunto duly authorized.

Natixis Commercial Mortgage Securities LLC
(Depositor)

/s/ Charles Y. Lee
Charles Y. Lee, Chief Executive Officer

Dated : October 27, 2026

/s/ William Han
William Han, Executive Director

Dated : October 27, 2026

EXHIBIT INDEX

Exhibit Number	Description
EX 102	Asset Data File
EX 103	Asset Related Document